Financial Instruments and Risk Management (Details 5) - Currency risk [Member] - CHF (SFr)	Dec. 31, 2017	Dec. 31, 2016
USD [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net statement of financial position exposure-asset/(liability)	SFr (178,222)	SFr 17,111,193
EUR [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net statement of financial position exposure-asset/(liability)	(2,002,054)	(3,368,369)
Cash and cash equivalents [Member] | USD [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net statement of financial position exposure-asset/(liability)	13,901,698	31,124,874
Cash and cash equivalents [Member] | EUR [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net statement of financial position exposure-asset/(liability)	116,942	444,075
Trade and other payables [Member] | USD [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net statement of financial position exposure-asset/(liability)	(365,999)	(501,249)
Trade and other payables [Member] | EUR [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net statement of financial position exposure-asset/(liability)	(426,050)	(847,892)
Accrued expenses [Member] | USD [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net statement of financial position exposure-asset/(liability)	(1,750,752)	(1,031,096)
Accrued expenses [Member] | EUR [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net statement of financial position exposure-asset/(liability)	(1,692,946)	(2,964,552)
Loan and borrowings [Member] | USD [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net statement of financial position exposure-asset/(liability)	(10,126,406)	(12,364,204)
Loan and borrowings [Member] | EUR [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net statement of financial position exposure-asset/(liability)
Derivative financial instruments [Member] | USD [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net statement of financial position exposure-asset/(liability)	(1,836,763)	(117,132)
Derivative financial instruments [Member] | EUR [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net statement of financial position exposure-asset/(liability)